Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interests in Joint operations [Line Items]
PP and E	$ 686,824	$ 666,879	$ 614,047
Total Assets	1,016,549	973,975	895,741
Total Liabilities	(840,529)	(858,390)
Revenue.	$ 756,625	$ 1,049,579	$ 688,543
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E	$ 354,361	$ 295,639	$ 260,589
Other Assets	5,079	2,284	1,866
Total Assets	359,440	297,923	262,455
Total Liabilities	(7,641)	(2,104)	(5,573)
Net Assets/ (Liabilities)	351,799	295,819	256,882
Revenue.	464,146	721,326	486,779
Operating profit (loss)	$ 295,556	$ 402,425	$ 341,473
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP and E	$ 2,493	$ 2,324	$ 2,730
Other Assets	0	0	0
Total Assets	2,493	2,324	2,730
Total Liabilities	(655)	(371)	(197)
Net Assets/ (Liabilities)	1,838	1,953	2,533
Revenue.	7,811	9,791	7,690
Operating profit (loss)	$ 5,661	$ 7,066	$ 5,378
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 5,532	$ 970	$ 408
Other Assets	227	0	0
Total Assets	5,759	970	408
Total Liabilities	0	0
Net Assets/ (Liabilities)	5,759	970	408
Revenue.	0	0	0
Operating profit (loss)	$ (187)	$ (60)	$ (60)
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 16,621	$ 15,038	$ 1,220
Other Assets	650	0	0
Total Assets	17,271	15,038	1,220
Total Liabilities	(1,211)	(41)
Net Assets/ (Liabilities)	16,060	14,997	1,220
Revenue.	1,527	0	0
Operating profit (loss)	$ (17,722)	$ (390)	$ (60)
Llanos 94 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 576	$ 1,489
Other Assets	0	0	0
Total Assets		576	1,489
Total Liabilities	(336)	(233)	(270)
Net Assets/ (Liabilities)	(336)	343	1,219
Revenue.	0	0	0
Operating profit (loss)	$ (1,044)	$ (5,632)	$ (171)
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 5,536	$ 1,001	$ 434
Other Assets	320	0	0
Total Assets	5,856	1,001	434
Total Liabilities	0	0
Net Assets/ (Liabilities)	5,856	1,001	434
Revenue.	0	0	0
Operating profit (loss)	$ (186)	$ (60)	$ (60)
Llanos 123 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 16,292	$ 1,172	$ 907
Other Assets	1,035	0	0
Total Assets	17,327	1,172	907
Total Liabilities	(520)	0
Net Assets/ (Liabilities)	16,807	1,172	907
Revenue.	8,648	0	0
Operating profit (loss)	$ 4,006	$ (60)	$ (60)
Llanos 124 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 1,207	$ 841
Other Assets	170	0	0
Total Assets	170	1,207	841
Total Liabilities	(166)	0
Net Assets/ (Liabilities)	4	1,207	841
Revenue.	0	0	0
Operating profit (loss)	$ (7,496)	$ (60)	$ (60)
CPO-5 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	30.00%	30.00%	30.00%
PP and E	$ 182,484	$ 199,748	$ 210,154
Other Assets	0	0	0
Total Assets	182,484	199,748	210,154
Total Liabilities	(1,540)	(344)	(929)
Net Assets/ (Liabilities)	180,944	199,404	209,225
Revenue.	148,594	184,160	88,479
Operating profit (loss)	$ 50,032	$ 69,422	$ 55,131
CPO-4-1 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 102	$ 102
Other Assets	7	0
Total Assets	109	102
Total Liabilities	0	0
Net Assets/ (Liabilities)	109	102
Revenue.	0	0
Operating profit (loss)	$ (96)	$ 0
Mecaya Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 3,948	$ 3,908	$ 3,837
Other Assets	51	0	0
Total Assets	3,999	3,908	3,837
Total Liabilities	(40)	(17)	(84)
Net Assets/ (Liabilities)	3,959	3,891	3,753
Revenue.	0	0	0
Operating profit (loss)	$ (66)	$ (62)	$ 0
PUT-8 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 9,118	$ 7,927	$ 7,070
Other Assets	306	0	0
Total Assets	9,424	7,927	7,070
Total Liabilities	0	0
Net Assets/ (Liabilities)	9,424	7,927	7,070
Revenue.	0	0	0
Operating profit (loss)	$ (8)	$ (61)	$ 0
PUT-9 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 4,454	$ 4,420	$ 4,342
Other Assets	68	0	0
Total Assets	4,522	4,420	4,342
Total Liabilities	0	0
Net Assets/ (Liabilities)	4,522	4,420	4,342
Revenue.	0	0	0
Operating profit (loss)	$ (66)	$ (62)	$ 0
PUT-36 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 2,950	$ 2,931	$ 2,870
Other Assets	50	0	0
Total Assets	3,000	2,931	2,870
Total Liabilities	0	0
Net Assets/ (Liabilities)	3,000	2,931	2,870
Revenue.	0	0	0
Operating profit (loss)	$ (2)	$ (60)	$ 0
Tacacho Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 3,629
Other Assets	103	0	0
Total Assets	103	0	3,629
Total Liabilities	0	0
Net Assets/ (Liabilities)	103	0	3,629
Revenue.	0	0	0
Operating profit (loss)	$ (8)	$ (3,699)	$ 0
Terecay Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 226
Other Assets	36	0	0
Total Assets	36	0	226
Total Liabilities	0	0
Net Assets/ (Liabilities)	36	0	226
Revenue.	0	0	0
Operating profit (loss)	$ (8)	$ (300)	$ 0
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(1,336)	(1,314)	(2,082)
Net Assets/ (Liabilities)	(1,336)	(1,314)	(2,082)
Revenue.	0	0	0
Operating profit (loss)	$ (178)	$ (261)	$ (137)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(5,438)	(422)	(551)
Net Assets/ (Liabilities)	(5,438)	(422)	(551)
Revenue.	0	0	0
Operating profit (loss)	$ (5,113)	$ (115)	$ (106)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(1,018)	(160)	(138)
Net Assets/ (Liabilities)	(1,018)	(160)	(138)
Revenue.	0	0	0
Operating profit (loss)	$ (1,000)	$ (131)	$ (122)
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E	$ 5,233	$ 5,665	$ 6,851
Other Assets	17,546	18,537	18,269
Total Assets	22,779	24,202	25,120
Total Liabilities	(12,788)	(12,602)	(13,657)
Net Assets/ (Liabilities)	9,991	11,600	11,463
Revenue.	14,019	19,873	20,109
Operating profit (loss)	$ 4,955	$ 11,240	$ 9,899
POT T 785 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%	70.00%
PP and E	$ 160	$ 168	$ 157
Other Assets	0	0	0
Total Assets	160	168	157
Total Liabilities	0	0
Net Assets/ (Liabilities)	160	168	157
Revenue.	0	0	0
Operating profit (loss)	$ 0	$ 0	$ 0
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		50.00%	50.00%
PP and E		$ 0	$ 0
Other Assets		0	149
Total Assets		0	149
Total Liabilities		(14)	(528)
Net Assets/ (Liabilities)		(14)	(379)
Revenue.		0	0
Operating profit (loss)		$ (131)	$ (839)
Los Parlamentos Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	0	(93)
Net Assets/ (Liabilities)		(93)
Revenue.	0	0	0
Operating profit (loss)	$ (7,086)	$ (176)	$ (285)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	2	10	12
Total Assets	2	10	12
Total Liabilities	(60)	(105)	(18)
Net Assets/ (Liabilities)	(58)	(95)	(6)
Revenue.	0	0	0
Operating profit (loss)	$ (51)	$ (69)	$ (55)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		18.00%	18.00%
PP and E		$ 0	$ 0
Other Assets		1	1
Total Assets		1	1
Total Liabilities		(4)	(5)
Net Assets/ (Liabilities)		(3)	(4)
Revenue.		0	0
Operating profit (loss)		$ (8)	$ (10)
Espejo [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 10,072	$ 10,727	$ 1,132
Other Assets	213	593	78
Total Assets	10,285	11,320	1,210
Total Liabilities	(467)	(5,406)	(610)
Net Assets/ (Liabilities)	9,818	5,914	600
Revenue.	1,450	0	0
Operating profit (loss)	$ (1,897)	$ (5,151)	$ (589)
Perico [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 22,231	$ 15,195	$ 4,658
Other Assets	0	8,506	1,449
Total Assets	22,231	23,701	6,107
Total Liabilities	(889)	(5,315)	(4,535)
Net Assets/ (Liabilities)	21,342	18,386	1,572
Revenue.	17,647	10,671	0
Operating profit (loss)	$ 258	$ 4,533	$ (669)